25 Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Earnings attributable to Company's owners	R$ 973,318	R$ 3,367,517	R$ 2,835,068
Weighted average number of common shares issued	683,509,869	683,509,869	683,509,869
Basic and diluted earnings per share (reais per share)	R$ 1.42	R$ 4.93	R$ 4.15